Employee benefit plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee benefit plans
Employee benefit plans

The Bank maintains trusteed pension plans including non-contributory defined benefit plans and a number of defined contribution plans, and provides post-retirement medical benefits to its qualifying retirees. The expense related to these plans is included in the consolidated statements of operations under Salaries and other employee benefits. The defined benefit provisions under the pension plans are generally based upon years of service and average salary during the relevant years of employment. The defined benefit and post-retirement medical plans are not open to new participants and are non-contributory and the funding required is provided by the Bank, based upon the advice of independent actuaries. The defined benefit pension plans are in the Bermuda, Guernsey and United Kingdom jurisdictions and the defined benefit post-retirement medical plan is in Bermuda.

Bermuda Defined Benefit Post Retirement Healthcare Plan
For the year ended 31 December 2014, numerous changes in the plan provisions were made to align the plan provisions with the administrative practices of the Bank resulting in a further increase in the Bermuda defined benefit post-retirement healthcare plan liability of $7.9 million.

The Bank amortises prior service credit resulting from plan amendments that occurred when plan members were active employees, on a linear basis over the expected average remaining service period (to full eligibility) of active members expected to receive benefits under the plan. Such remaining service periods are as follow: 3.1 years for the 2010 plan amendments and 4.6 years for the 2011 plan amendments. Plan amendments occurring in 2014 resulted in the recognition of new prior service cost on 31 December 2014 on a plan for which substantially all members are now inactive and, in accordance with US GAAP, the Bank has elected to amortise this new prior service cost on a linear basis over 21 years, which is the average remaining life expectancy of members eligible for benefits under the plan at the time of the amendments.

Guernsey Defined Benefit Pension Plan
Effective October 2014, all the participants of the Guernsey defined benefit pension plan are inactive and in accordance with US GAAP, the net actuarial loss of the Guernsey defined benefit pension plan will be amortised over the then estimated average remaining life expectancy of the inactive participants of 39 years. Prior to all of the Guernsey participants being inactive, the net actuarial loss of the Guernsey defined benefit pension plan was amortised to net income over the estimated average remaining service period for active members of 15 years.

The following table presents the financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefits, which is unfunded. The Bank measures the benefit obligations and plan assets annually on each 31 December and therefore, the most recent measurement date is 31 December 2016.

	31 December 2016		31 December 2015		31 December 2014
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Accumulated benefit obligation at end of year	178,067	—	166,815	—	188,890	—

Change in projected benefit obligation
Projected benefit obligation at beginning of year	166,815	119,107	188,890	114,640	167,469	89,109
Service cost	—	118	—	341	1,203	825
Employee contributions	—	—	—	—	99	—
Interest cost	5,781	4,792	6,958	4,745	7,760	4,503
Benefits paid	(10,477)	(3,594)	(7,573)	(2,871)	(8,771)	(3,590)
Plan amendment	—	—	—	—	—	7,901
Settlement and curtailment of liability	—	—	(2,509)	—	(4,662)	—
Actuarial (gain) loss	30,953	5,911	(14,157)	2,252	31,604	15,892
Foreign exchange translation adjustment	(15,004)	—	(4,794)	—	(5,812)	—
Projected benefit obligation at end of year	178,068	126,334	166,815	119,107	188,890	114,640

Change in plan assets
Fair value of plan assets at beginning of year	179,961	—	194,007	—	186,412	—
Actual return on plan assets	18,615	—	687	—	18,451	—
Employer contribution	678	3,594	808	2,871	4,172	3,590
Employee contributions	—	—	—	—	99	—
Plan settlement	—	—	(2,424)	—	—	—
Benefits paid	(10,477)	(3,594)	(7,573)	(2,871)	(8,771)	(3,590)
Foreign exchange translation adjustment	(16,571)	—	(5,544)	—	(6,356)	—
Fair value of plan assets at end of year	172,206	—	179,961	—	194,007	—

Amounts recognised in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	7,771	—	16,174	—	8,374	—
Accrued pension benefit cost included in employee benefit plans liability	(13,633)	(126,334)	(3,028)	(119,107)	(3,257)	(114,640)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	(5,862)	(126,334)	13,146	(119,107)	5,117	(114,640)

As at 31 December 2016, the pension plan of the United Kingdom subsidiary was in a surplus position (i.e., net surplus presented in other assets in the consolidated balance sheets) while the pension plans of the Bermuda and Guernsey operations were in a deficit position with projected benefit obligations of $150.0 million and plan assets of $136.3 million.

	Year ended
	31 December 2016		31 December 2015		31 December 2014
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Amounts recognised in accumulated other comprehensive loss consist of:
Net actuarial loss, excluding deferred taxes	(64,852)	(31,959)	(46,696)	(28,779)	(53,970)	(29,874)
Prior service credit, net of prior service cost	—	(5,678)	—	665	—	7,008
Deferred income taxes assets	1,620	—	365	—	801	—
Net amount recognised in accumulated other comprehensive loss	(63,232)	(37,637)	(46,331)	(28,114)	(53,169)	(22,866)

Annual Benefit Expense
Expense component
Service cost	—	118	—	341	1,203	825
Interest cost	5,781	4,792	6,958	4,745	7,760	4,503
Expected return on plan assets	(8,943)	—	(9,585)	—	(10,653)	—
Amortisation of net actuarial losses	1,702	2,731	1,607	3,347	1,058	922
Amortisation of prior service credit	—	(6,343)	—	(6,343)	—	(6,719)
Loss on settlement	—	—	101	—	—	—
Defined benefit expense (income)	(1,460)	1,298	(919)	2,090	(632)	(469)
Defined contribution expense	6,606	—	6,907	—	6,892	—
Total benefit expense (income)	5,146	1,298	5,988	2,090	6,260	(469)

Other Changes Recognised in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	(19,956)	(5,911)	5,096	(2,252)	(18,947)	(15,892)
Prior service cost arising during the year	—	—	—	—	—	(7,901)
Amortisation of net actuarial losses	1,702	2,731	1,703	3,347	1,058	922
Amortisation of prior service credit	—	(6,343)	—	(6,343)	—	(6,719)
Change in deferred taxes	1,315	—	(391)	—	83	—
Foreign exchange adjustment	38	—	430	—	253	—
Total changes recognised in other comprehensive income (loss)	(16,901)	(9,523)	6,838	(5,248)	(17,553)	(29,590)

The estimated portion of the net actuarial loss for the pension plans that will be amortised from AOCL into benefit expense over the 2017 full fiscal year is $2.2 million. The estimated portion of the net actuarial loss and the prior service credit for the post-retirement medical benefit plan that will be amortised from AOCL into benefit expense over the 2017 full fiscal year is $3.5 million for the net actuarial loss and a credit of $0.8 million for the prior service credit.

To develop the expected long-term rate of return on the plan assets assumption for each plan, the Bank considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocations of the assets. The weighted average discount rate used to determine benefit obligations at the end of the year is derived from interest rates on high quality corporate bonds with maturities that match the expected benefit payments.

Actuarial Assumptions

	Year ended
	31 December 2016		31 December 2015		31 December 2014
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	3.90%	4.70%	3.80%	4.20%	4.75%	5.10%
Weighted average rate of compensation increases [1]	2.30%	N/A	2.20%	N/A	4.30%	N/A
Weighted average expected long-term rate of return on plan assets	5.30%	N/A	5.10%	N/A	5.80%	N/A
Weighted average annual medical cost increase rate (sensitivity shown below)	N/A	8.0% to 4.5% in 2035	N/A	7.1% to 4.5% in 2027	N/A	7.3% to 4.5% in 2027
[1] Only the United Kingdom subsidiary plan is impacted by potential future compensation increases.

Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	3.40%	4.37%	4.20%	4.70%	3.80%	4.20%
Weighted average rate of compensation increases	2.50%	N/A	2.30%	N/A	2.80%	N/A
Weighted average annual medical cost increase rate (sensitivity shown below)	N/A	7.8% to 4.5% in 2035	N/A	8.0% to 4.5% in 2035	N/A	7.1% to 4.5% in 2027

Post-retirement medical benefit plan sensitivity to trend rate assumptions
The effect of a one percentage point increase or decrease in the assumed medical cost increase rate on the aggregate of service and interest costs is as follows:
a. One percent increase in trend rate
i. Effect on total service cost and interest cost components for the year	N/A	772	N/A	909	N/A	952
ii. Effect on benefit obligation at year end	N/A	19,513	N/A	18,792	N/A	20,339
b. One percent decrease in trend rate
i. Effect on total service cost and interest cost components for the year	N/A	(694)	N/A	(781)	N/A	(771)
ii. Effect on benefit obligation at year end	N/A	(16,255)	N/A	(15,496)	N/A	(16,514)

Investments Policies and Strategies
The pension plans’ assets are managed according to each plan's investment policy statement, which outlines the purpose of the plan, statement of objectives and guidelines and investment policy. The asset allocation is diversified and any use of derivatives is limited to hedging purposes only.

	31 December 2016		31 December 2015
Weighted average actual and target asset allocations of the pension plans by asset category	Actual allocation	Target allocation	Actual allocation	Target allocation
Debt securities (including debt mutual funds)	40%	46%	42%	53%
Equity securities (including equity mutual funds)	60%	49%	58%	47%
Other	0%	5%	0%	0%
Total	100%	100%	100%	100%

Fair Value Measurements of Pension Plans' Assets
The following table presents the fair value of plans' assets by category and level of inputs used in their respective fair value determination as described in Note 2:

	31 December 2016				31 December 2015
	Fair value determination				Fair value determination
	Level 1	Level 2	Level 3	Total fair value	Level 1	Level 2	Level 3	Total fair value
US government and federal agencies	—	9,777	—	9,777	—	7,532	—	7,532
Non-US governments debt securities	—	23,255	—	23,255	—	—	—	—
Corporate debt securities	—	36,184	—	36,184	—	68,166	—	68,166
Equity securities and mutual funds	—	102,627	—	102,627	11,845	91,702	—	103,547
Other	—	363	—	363	—	716	—	716
Total fair value of plans' assets	—	172,206	—	172,206	11,845	168,116	—	179,961

At 31 December 2016, 31.2% (31 December 2015: 34.8%) of the assets of the pension plans were mutual funds and equity securities managed or administered by wholly-owned subsidiaries of the Bank. At 31 December 2016, 0.5% and nil % (31 December 2015: 0.3% and 1.2%) of the plans' assets were invested in common and preference shares of the Bank respectively.

The investments of the pension funds are diversified across a range of asset classes and are diversified within each asset class. The assets are generally actively managed with the goal of adding some incremental value through security selection and asset allocation.

Estimated 2017 Bank contribution to and estimated benefit payments for the next ten years under the pension and post-retirement medical benefit plans are as follows:

	Pension plans	Post- retirement medical benefit plan
Estimated Bank contributions for the full year ending 31 December 2017	330	4,571
Estimated benefit payments by year:
2017	7,300	4,571
2018	7,300	4,896
2019	7,300	5,237
2020	7,300	5,581
2021	7,300	5,942
2022-2026	36,000	34,940